STOCK OPTIONS (TABLES)	12 Months Ended
Mar. 31, 2016
Stock Option [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock option activity during the years ended March 31, 2014, 2015 and 2016 is as follows:

			Weighted	Weighted
		Weighted	average	average
	Number of	average	fair value	remaining
	stock	exercise	per stock	contractual
	options	price	option	life (years)
		$	$

Outstanding as of April 1, 2013	25,000	1.65	0.95	1.61
Exercised	(18,000)	1.65	0.95
Lapsed/cancelled	(7,000)	1.65	0.95
Outstanding as of March 31, 2014, 2015 and 2016	-	-	-	-